Cover Page	Aug. 10, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 10, 2026
Entity Registrant Name	Jacobs Solutions Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7463
Entity Tax Identification Number	88-1121891
Entity Address, Address Line One	1999 Bryan Street
Entity Address, Address Line Two	Suite 3500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	583-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	J
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000052988
Amendment Flag	false